CONSOLIDATED STATEMENTS OF COMPREHENSIVE (LOSS) INCOME - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Net (loss) income	$ (12,089)	$ (745)	$ 3,441
Defined benefit plans:
Actuarial (losses) gains arising during the period	(5)	(166)	73
Prior service costs arising during the period	0	0	(21)
Amortization of unrecognized amounts included in net periodic benefit costs	38	25	30
Foreign exchange gains	8	1	12
Translation adjustments and unrealized losses on securities	0	(1)	4
Other comprehensive income (loss)	41	(141)	98
Total comprehensive (loss) income	(12,048)	(886)	3,539
Total comprehensive income attributable to noncontrolling interests	(106)	(521)	(758)
Preferred dividends attributable to redeemable noncontrolling interest	(41)	(40)	(22)
Total comprehensive (loss) income attributable to common stockholders	$ (12,195)	$ (1,447)	$ 2,759